SEGMENTED REPORTING - Disclosure of operating segments (Details) - USD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2018
Disclosure of operating segments [line items]
Assets	$ 37,415	$ 43,663
Liabilities	41,558	44,820
Total Comprehensive Loss/(Income)	11,615	16,671	$ 19,147
Canada [Member]
Disclosure of operating segments [line items]
Assets	2,101	4,983
Liabilities	40,922	39,278
Total Comprehensive Loss/(Income)	10,681	16,471
South Africa [Member]
Disclosure of operating segments [line items]
Assets	35,314	38,680
Liabilities	636	5,542
Total Comprehensive Loss/(Income)	$ 934	$ 200